Summary of significant accounting policies (Details Narrative)	1 Months Ended			12 Months Ended
	Apr. 30, 2019	May 31, 2018	Apr. 30, 2018	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Cash				$ 71,249
Contract liabilities, current				22,607,000,000	$ 400,000
Cash maintained with People's Republic of China				$ 70,000.00	$ 12,800,000
Exchange rates (per RMB1)				7.01	7.29
Average exchange rates				7.20	7.05	6.57
Shipping and handling
Shipping and handling expenses				$ 88,649	$ 60,204	$ 244,490
Deposit Insurance Regulation [Member]
Cash				$ 71,249
Maximum
Applicable VAT rate percentage	13.00%	16.00%	17.00%
Minimum
Applicable VAT rate percentage	9.00%	12.00%	13.00%